Disclosure of information on segments - Reconciliation of segment liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information on segments [Line Items]
Liabilities	$ 1,488,202	$ 1,364,588	$ 1,340,286
Operating segments
Disclosure of information on segments [Line Items]
Liabilities	2,683,394	2,786,627	2,824,648
Adjustments and eliminations
Disclosure of information on segments [Line Items]
Liabilities	(1,195,192)	(1,422,039)	(1,484,362)
Elimination of liabilities of equity accounted investees, not consolidated
Disclosure of information on segments [Line Items]
Liabilities	(1,380,186)	(1,379,966)	(1,460,297)
Elimination of intercompany payables
Disclosure of information on segments [Line Items]
Liabilities	(240,557)	(43,472)	(24,140)
Other
Disclosure of information on segments [Line Items]
Liabilities	$ 425,551	$ 1,399	$ 75